Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income	$ 75,645	471,278	39,270,319	20,628,408
Adjustments to reconcile net income to net cash provided by operating activities:
Foreign exchange losses	4,504	28,060	17,911,902	17,446,995
Charges related to property and equipment and intangible assets	359,154	2,237,567	152,412
Allowance for doubtful accounts	189,040	1,177,740	1,590,808	(200,390)
Loss on disposal of property and equipment	86	535	248,443	149,186
Depreciation of property and equipment	4,323,336	26,934,818	21,286,199	19,384,294
Amortization of intangible assets	169,531	1,056,197	547,200	642,453
Share-based compensation expense	4,807,069	29,948,523	21,922,364	18,543,568
Gain on disposal of equity method investment (note 6)	(210,251)	(1,309,883)
Impairment on equity method investment	772,418	4,812,242
Share of net loss in non-consolidated affiliates (note 6)	167,327	1,042,467	631,352
Fair value changes of contingent consideration			4,847,126	409,195
Deferred income tax benefit	(5,373,607)	(33,478,109)	(5,427,774)	(7,076,682)
Changes in operating assets and liabilities, net of impact from acquisitions:
Accounts receivable, net	(7,351,252)	(45,799,032)	(25,996,725)	(13,328,242)
Prepaid expenses and other current assets	(5,438,663)	(33,883,417)	(12,850,556)	(9,748,448)
Other non-current assets	(1,299,273)	(8,094,599)	240,726	182,592
Amounts due from related parties	(1,927,144)	(12,006,302)	(10,392,470)	(918,758)
Accounts payable	9,036,462	56,298,057	6,351,756	12,500,251
Income taxes payable	1,229,822	7,661,917	2,007,192	2,093,738
Deferred revenue	855,989	5,332,897	6,402,302	10,431,429
Accrued expenses and other current liabilities	7,204,148	44,882,558	27,996,741	13,473,787
Amounts due to related parties	13,966,079	87,010,064	752,326	773,540
Other liabilities			545,654
Net cash provided by operating activities	21,560,420	134,323,578	98,037,297	85,386,916
Cash flows from investing activities:
Purchase of property and equipment	(8,464,115)	(52,732,287)	(23,961,194)	(17,592,765)
Investment in non-consolidated affiliates	(4,854,200)	(30,242,154)	(9,000,000)	(7,180,000)
Purchase of domain names	(457,079)	(2,847,650)
Acquisition of businesses, net of cash acquired (note 3)	(963,067)	(6,000,000)	(14,156,704)	(28,541,230)
Proceeds from disposal of investment in non-consolidated affiliates	561,790	3,500,000
Proceeds from disposal of property and equipment	46,908	292,244	145,482	28,332
Proceeds received from maturity of short-term investments	322,315,280	2,008,056,429	961,551,382	593,943,986
Increase in restricted cash			(800,000)	(600,000)
Purchases of short-term investments	(346,021,280)	(2,155,747,177)	(1,825,024,847)	(864,734,239)
Net cash used in investing activities	(37,835,763)	(235,720,595)	(911,245,881)	(324,675,916)
Cash flows from financing activities:
Repurchase of ordinary shares	(2,046,633)	(12,750,725)
Exercise of stock options	2,252,311	14,032,122	34,773,364	13,410,596
Issuance of new shares, net of offering expenses			816,645,578
Settlement of the payable to former shareholder				(18,856,519)
Net cash provided by/(used in) financing activities	205,678	1,281,397	851,418,942	(5,445,923)
Effect of foreign exchange rate changes on cash	(67,473)	(420,362)	(7,960,160)	(13,307,250)
Net increase (decrease) in cash and cash equivalents	(16,137,138)	(100,535,982)	30,250,198	(258,042,173)
Cash and cash equivalents at beginning of year	66,078,577	411,676,144	381,425,946	639,468,119
Cash and cash equivalents at end of year	49,941,439	311,140,162	411,676,144	381,425,946
Supplemental disclosures of cash flow information:
Cash paid for income taxes	1,587,035	9,887,389	14,166,176	11,875,109
Noncash accrual for purchases of equipment and software	432,069	2,691,831	743,957	574,244
Accrued purchase consideration		13,300,000		11,000,000
Contingent consideration for acquisition	$ 1,107,580	6,900,334		3,809,579